SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting
Net Sales by Segment	$ 186,728	$ 320,576	$ 291,535
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit by Segment	68,158	114,334	70,238
Gross profit by Segment (as a percent)	37.00%	36.00%	24.00%
Segment Margin	30,765	71,954	28,818
Segment General and Corporate	(63,351)	(51,155)	(102,540)
Operating income (loss)	(32,586)	20,799	(73,722)
Total long-lived assets	8,866	12,199
China
Segment Reporting
Net Sales by Segment	38,544	157,564	166,621
Net Sales by Segment (as a percent)	21.00%	49.00%	57.00%
Total long-lived assets	7,729	11,339
Japan
Segment Reporting
Net Sales by Segment	99,367	96,257	48,217
Net Sales by Segment (as a percent)	53.00%	30.00%	17.00%
India
Segment Reporting
Net Sales by Segment	23,992	30,789	31,426
Net Sales by Segment (as a percent)	13.00%	10.00%	11.00%
United States
Segment Reporting
Net Sales by Segment			5,903
Net Sales by Segment (as a percent)	0.00%	0.00%	2.00%
Total long-lived assets		34
Other
Segment Reporting
Net Sales by Segment	24,825	35,966	39,368
Net Sales by Segment (as a percent)	13.00%	11.00%	13.00%
Total long-lived assets	1,137	826
Equipment
Segment Reporting
Net Sales by Segment	160,688	285,493	251,134
Net Sales by Segment (as a percent)	86.00%	89.00%	86.00%
Gross profit by Segment	64,835	107,030	57,567
Gross profit by Segment (as a percent)	4.00%	37.00%	23.00%
Segment Margin	34,661	72,598	15,850
Equipment Based Services
Segment Reporting
Net Sales by Segment	25,784	34,539	40,401
Net Sales by Segment (as a percent)	14.00%	11.00%	14.00%
Gross profit by Segment	3,546	9,271	12,671
Gross profit by Segment (as a percent)	14.00%	27.00%	31.00%
Segment Margin	3,524	9,162	13,174
Operational Support Services
Segment Reporting
Net Sales by Segment	256	544
Net Sales by Segment (as a percent)	0.00%	0.00%	0.00%
Gross profit by Segment	(223)	(1,967)
Gross profit by Segment (as a percent)	(87.00%)	(362.00%)	0.00%
Segment Margin	$ (7,420)	$ (9,806)	$ (206)